Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 129	$ 135
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	6	6
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	22	22
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 101	$ 107
Plan [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	19 years	18 years
Plan [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	9 years 3 months 18 days	9 years 3 months 18 days
US post-retirement plan
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	9 years 10 months 24 days	9 years 9 months 18 days